Loss Per Share - Basic And Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net loss	$ (179,852)	$ (215,843)
Net loss attributable to non-controlling interests, net of tax	(4,330)	(3,796)
Net loss attributable to Cresco Labs Inc.	$ (175,522)	$ (212,047)
Weighted-average basic shares outstanding (in shares)	323,819,766	298,161,665
Weighted-average diluted shares outstanding (in shares)	323,819,766	298,161,665
Basic loss per share (in dollars per share)	$ (0.54)	$ (0.71)
Diluted loss per share (in dollars per share)	$ (0.54)	$ (0.71)